Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Structures, gross	$ 3,023,714	$ 3,021,152
Accumulated depreciation, structures	1,380,187	1,255,642
Structures, net	1,643,527	1,765,510	1,890,693
Property, plant and equipment	1,806,622	1,761,689
Less: accumulated depreciation	721,408	629,569
Other property, plant and equipment, net	1,085,214	1,132,120	1,146,161
Land, Buildings and Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	739,845	723,268
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	451,651	440,612
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	525,245	473,995
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 89,881	$ 123,814